Consolidated Balance Sheets - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Current assets:
Cash	$ 8,131,217	$ 3,495,231
Restricted cash	130,270	130,125
Digital currencies		1,539
Accounts receivable	78,722	62,221
Inventories	35,775	39,133
Marketable securities, at fair value	236,615	28,384,944
Investments in derivatives		4,289
Amounts due from related parties	47,754
Due from brokers	76,380	160,337
Loan receivable from a related party	3,358,089
Other receivables and prepayments	593,478	1,378,996
Total current assets	12,688,300	33,656,815
Property, plant and equipment, net	3,731,116	4,686,323
Operating lease right-of-use assets	154,439	547,389
Long-term investments	4,156,907	4,079,707
Intangible assets, net	880,256	964,857
Long-term deposits	296,225	296,225
Total Assets	21,907,243	44,231,316
Current liabilities:
Amounts due to related parties	11,389	145,926
Accounts payable and accrued expenses	4,172,565	3,240,772
Finance lease liabilities current	47,923	49,396
Operating lease liabilities, current	145,391	432,600
Total current liabilities	4,377,268	3,868,694
Finance lease liabilities, non-current		47,923
Operating lease liabilities, non-current	23,853	155,121
Loan payables to related parties		2,007,285
Total Liabilities	4,401,121	6,079,023
Commitments and contingencies
EQUITY
Class A Ordinary Shares ($1.00 par value; 60,000,000 shares authorized, 13,202,408 and 11,584,324 shares issued and outstanding as of December 31, 2021 and 2020, respectively)	13,202,408	11,584,324
Class B Ordinary Shares ($1.00 par value; 40,000,000 shares authorized, 22,437,754 shares issued and outstanding as of December 31, 2021 and 2020)	22,437,754	22,437,754
Additional paid-in capital	43,506,717	38,247,903
Accumulated other comprehensive (loss) income	(2,019)	53,296
Accumulated deficit	(55,537,515)	(30,489,126)
Total equity attributable to the shareholders of Aptorum Group Limited	23,607,345	41,834,151
Non-controlling interests	(6,101,223)	(3,681,858)
Total equity	17,506,122	38,152,293
Total Liabilities and Equity	$ 21,907,243	$ 44,231,316